Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 04, 2021	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, Cost		$ 720,513	$ 720,213	$ 577,181
Definite-lived intangible assets, Accumulated Amortized		(20,636)	(5,286)	(121,437)
Definite-lived intangible assets, Net		699,877	714,927	455,744
Total intangible assets, Cost		830,511	830,137	589,030
Total intangible assets, Net		$ 809,875	$ 824,851	$ 467,593
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives	20 years	20 years	20 years	12 years 9 months 18 days
Definite-lived intangible assets, Cost		$ 300,257	$ 300,107	$ 377,160
Definite-lived intangible assets, Accumulated Amortized		(4,874)	(1,248)	(70,159)
Definite-lived intangible assets, Net		$ 295,383	$ 298,859	$ 307,001
Technology
Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives	8 years 6 months	8 years 6 months	8 years 6 months	6 years 6 months
Definite-lived intangible assets, Cost		$ 370,256	$ 370,106	$ 113,547
Definite-lived intangible assets, Accumulated Amortized		(14,140)	(3,621)	(37,603)
Definite-lived intangible assets, Net		$ 356,116	$ 366,485	$ 75,944
Content Library
Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives	10 years	10 years	10 years	10 years
Definite-lived intangible assets, Cost		$ 50,000	$ 50,000	$ 57,000
Definite-lived intangible assets, Accumulated Amortized		(1,622)	(417)	(3,800)
Definite-lived intangible assets, Net		$ 48,378	$ 49,583	$ 53,200
Noncompete Agreements
Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives				4 years 2 months 12 days
Definite-lived intangible assets, Cost				$ 1,919
Definite-lived intangible assets, Accumulated Amortized				(1,894)
Definite-lived intangible assets, Net				$ 25
Backlog
Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives				4 years
Definite-lived intangible assets, Cost				$ 7,000
Definite-lived intangible assets, Accumulated Amortized				(4,958)
Definite-lived intangible assets, Net				$ 2,042
Trademark / Trade name
Finite Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	Indefinite	Indefinite	Indefinite	Indefinite
Indefinite-lived intangible assets		$ 109,998	$ 109,924	$ 11,849
Trade Names
Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives				15 years
Definite-lived intangible assets, Cost				$ 20,555
Definite-lived intangible assets, Accumulated Amortized				(3,023)
Definite-lived intangible assets, Net				$ 17,532